Share Capital and Per Share Amounts - Schedule of Common Share Capital (Details) - CAD ($) $ in Thousands		3 Months Ended		9 Months Ended		12 Months Ended
		Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025	Dec. 31, 2025
Schedule of Common Share Capital [Abstract]
Balance, beginning, Share				125,407,000	69,718,000	69,718,000
Balance, beginning, Amount				$ 462,935	$ 164,402	$ 164,402
Issued on exercise of share units, Share	[1]			22,000		542,000
Issued on exercise of share units, Amount	[1]			$ 168		$ 2,561
Issued on rights offering, Share		114,985,000		114,985,000		55,147,000	[2]
Issued on rights offering, Amount		$ 774,285		$ 774,285		$ 298,653	[2]
Share issue costs, net of tax, Share
Share issue costs, net of tax, Amount				$ (1,332)		$ (2,681)
Balance, ending, Share		240,414,000		240,414,000		125,407,000
Balance, ending, Amount		$ 1,236,056		$ 1,236,056		$ 462,935

[1]	Differences in the number of exercised units compared to those disclosed in stock-based compensation and the value recognized in contributed surplus relate to withholding taxes on issuances (Note 13).
[2]	On December 19, 2025, Greenfire completed a rights offering of its common shares to its shareholders.